Other Liabilities - Schedule of Other Liabilities (Details) - USD ($)	Mar. 31, 2019	Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Lease liability	$ 219,507	$ 237,731
Other vendor payable	801,000
Dividend payable	524,806		478,299	$ 289,687
Others	310,871		397,122	43,810
Total other liabilities	1,856,184		875,421	560,950
Less Current Portion	(1,195,000)		(265,000)	(121,117)
Total long term other liabilities	$ 662,000		$ 610,000	$ 439,833